Consolidated Income Statement (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Weighted average number of shares basic and diluted	117,000,000	117,000,000	117,000,000